INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax (expense) benefit	¥ (1)		¥ 14,578	¥ (16,441)
Deferred tax (expense) benefit	(40,948)		20,041	(516)
Income tax (expense) benefit	¥ (40,949)	$ (6,426)	¥ 34,619	¥ (16,957)